Trade and other receivables - Ageing of Trade Receivables and Other Financial Assets (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [Line items]
Financial assets	£ 8,613.9	£ 8,390.1
Trade receivables [member]
Disclosure of financial assets [Line items]
Financial assets	8,062.2	7,889.7
Other financial assets [member]
Disclosure of financial assets [Line items]
Financial assets	551.7	500.4
0-30 days [member]
Disclosure of financial assets [Line items]
Financial assets	1,432.0	1,736.6
0-30 days [member] | Trade receivables [member]
Disclosure of financial assets [Line items]
Financial assets	1,370.7	1,629.6
0-30 days [member] | Other financial assets [member]
Disclosure of financial assets [Line items]
Financial assets	61.3	107.0
31-90 days [member]
Disclosure of financial assets [Line items]
Financial assets	563.3	583.6
31-90 days [member] | Trade receivables [member]
Disclosure of financial assets [Line items]
Financial assets	549.1	577.0
31-90 days [member] | Other financial assets [member]
Disclosure of financial assets [Line items]
Financial assets	14.2	6.6
91-180 days [member]
Disclosure of financial assets [Line items]
Financial assets	136.9	147.7
91-180 days [member] | Trade receivables [member]
Disclosure of financial assets [Line items]
Financial assets	128.3	143.0
91-180 days [member] | Other financial assets [member]
Disclosure of financial assets [Line items]
Financial assets	8.6	4.7
181 days - 1 year [member]
Disclosure of financial assets [Line items]
Financial assets	83.3	59.1
181 days - 1 year [member] | Trade receivables [member]
Disclosure of financial assets [Line items]
Financial assets	75.6	48.8
181 days - 1 year [member] | Other financial assets [member]
Disclosure of financial assets [Line items]
Financial assets	7.7	10.3
Over 1 year [member]
Disclosure of financial assets [Line items]
Financial assets	99.8	65.3
Over 1 year [member] | Trade receivables [member]
Disclosure of financial assets [Line items]
Financial assets	64.8	24.7
Over 1 year [member] | Other financial assets [member]
Disclosure of financial assets [Line items]
Financial assets	35.0	40.6
Neither past due nor impaired [member]
Disclosure of financial assets [Line items]
Financial assets	6,298.6	5,797.8
Neither past due nor impaired [member] | Trade receivables [member]
Disclosure of financial assets [Line items]
Financial assets	5,873.7	5,466.6
Neither past due nor impaired [member] | Other financial assets [member]
Disclosure of financial assets [Line items]
Financial assets	£ 424.9	£ 331.2